Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 97,451		$ 1,795,125		$ (4,721,923)	$ 888,091	$ (1,941,256)
Beginning balance, shares at Dec. 31, 2020	97,450,673
Options issued and vested			14,490				14,490
Net of Shares issued to BoD, Mgmnt & related party	$ 4,811		143,259				148,070
Net of Shares issued to BoD, Mgmnt & related party, shares	4,811,309
Shares issued to Consultants	$ 2,893		406,459				409,352
Shares issued to Consultants, shares	2,893,600
Common Stock issued for conversion of convertible notes and accrued interest	$ 931		120,111				121,042
Common Stock issued for conversion of convertible notes and accrued interest, shares	930,864
Forgiveness of debt by Mgmnt and related party			2,007,187				2,007,187
Conversion of subsidiary shares	$ 4,755		1,395,245			(1,400,000)
Conversion of subsidiary shares, shares	4,754,552
Subsidiary shares acquired by affiliate						10,500	10,500
Subsidiary stock options						450	450
Stock transactions						600,000	600,000
Stock transactions, shares
Net loss attributable to the non-controlling interest						(496,297)	(496,297)
Net loss					(4,031,745)		(4,031,745)
Ending balance, value at Dec. 31, 2021	$ 110,841		5,881,876		(8,753,668)	(397,256)	(3,158,207)
Ending balance, shares at Dec. 31, 2021	110,840,998
Net loss attributable to the non-controlling interest						(51,116)	(51,116)
Net loss					(912,270)		(912,270)
Issuance of Warrants			42,250				42,250
Ending balance, value at Mar. 31, 2022	$ 110,841		5,924,126		(9,665,938)	(448,372)	(4,079,343)
Ending balance, shares at Mar. 31, 2022	110,840,998
Beginning balance, value at Dec. 31, 2021	$ 110,841		5,881,876		(8,753,668)	(397,256)	(3,158,207)
Beginning balance, shares at Dec. 31, 2021	110,840,998
Net of Shares issued to BoD, Mgmnt & related party	$ 280		45,560				45,840
Net of Shares issued to BoD, Mgmnt & related party, shares	280,000
Shares issued to Consultants	$ 354		92,828				93,182
Shares issued to Consultants, shares	354,000
Common Stock issued for conversion of convertible notes and accrued interest	$ 6,081		1,514,290				1,520,371
Common Stock issued for conversion of convertible notes and accrued interest, shares	6,081,484
Stock transactions	$ 1,556		648,444				650,000
Stock transactions, shares	1,556,250
Net loss attributable to the non-controlling interest						(193,372)	(193,372)
Net loss					(2,463,932)		(2,463,932)
Issuance of Warrants			190,335				190,335
Forfeiture of warrants			(6,763)				(6,763)
Conversion of warrants	$ 4,140		(4,140)
Conversion of warrants, shares	4,139,503
Ending balance, value at Dec. 31, 2022	$ 123,252		8,392,430		(11,217,600)	(590,628)	(3,292,546)
Ending balance, shares at Dec. 31, 2022	123,252,235
Stock transactions	$ 250		79,750				80,000
Stock transactions, shares	250,000
Net loss attributable to the non-controlling interest						(32,894)	(32,894)
Net loss					(785,083)		(785,083)
Stock subscription			(30,000)				(30,000)
Ending balance, value at Mar. 31, 2023	$ 123,502		$ 8,442,180		$ (12,002,683)	$ (623,522)	$ (4,060,523)
Ending balance, shares at Mar. 31, 2023	123,502,235